Cover	Oct. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2021
Entity File Number	000-56190
Entity Registrant Name	DEEP GREEN WASTE & RECYCLING, INC.
Entity Central Index Key	0001637866
Entity Tax Identification Number	30-1035174
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	13110 NE 177th Place
Entity Address, Address Line Two	Suite 293
Entity Address, City or Town	Woodinville
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98072
City Area Code	(833)
Local Phone Number	304-7336
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	DGWR
Entity Emerging Growth Company	false